Putnam Investments, LLC
                                       One Post Office Square
                                       Boston, MA 02109
                                       January 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Health Sciences Trust (Reg. No. 2-75863) (811-3386) (the"Fund")
    Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of Putnam Health Sciences Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2002.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                       Very truly yours,


                                       /s/ Gordon H. Silver

                                   By: ----------------------------
                                       Gordon H. Silver
                                       Vice President

cc: Jason Pogorelec, Esq. Ropes & Gray